UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-08340
Investment Company Act File Number

Greater India Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

September 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Greater India Portfolio	as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.8%

Security	Shares	Value
India — 92.5%

Automobiles — 3.2%
Hero Honda Motors, Ltd.	322,640	$11,182,388
Mahindra & Mahindra, Ltd.	590,444	10,789,766

		$21,972,154

Beverages — 0.6%
United Spirits, Ltd.	234,490	$4,434,164

		$4,434,164

Capital Markets — 1.3%
India Infoline, Ltd.	2,929,088	$9,006,780

		$9,006,780

Commercial Banks — 13.2%
Axis Bank, Ltd.	516,500	$10,526,281
Bank of Baroda	633,202	6,317,274
HDFC Bank, Ltd.	614,149	20,986,840
ICICI Bank, Ltd.	1,224,762	22,975,577
ING Vysya Bank, Ltd.	921,038	5,151,935
State Bank of India	330,888	15,044,173
Union Bank of India, Ltd.	2,099,714	10,425,461

		$91,427,541

Construction & Engineering — 7.7%
IVRCL Infrastructures & Projects, Ltd.	742,205	$6,028,325
Lanco Infratech, Ltd.(1)	834,162	8,240,135
Larsen & Toubro, Ltd.	640,613	22,380,869
Nagarjuna Construction Co., Ltd.	1,890,075	5,852,633
Punj Lloyd, Ltd.	2,001,384	11,066,439

		$53,568,401

Consumer Finance — 1.0%
Shriram Transport Finance Co., Ltd.	901,100	$7,098,827

		$7,098,827

Diversified Financial Services — 3.7%
Infrastructure Development Finance Co., Ltd.	4,410,242	$13,330,634
Power Finance Corporation, Ltd.	2,653,409	12,569,472

		$25,900,106

Diversified Telecommunication Services — 0.5%
Tata Communications, Ltd.	345,165	$3,479,991

		$3,479,991

Electric Utilities — 3.4%
Reliance Infrastructure, Ltd.	269,245	$6,802,266
Tata Power Co., Ltd.	618,856	16,855,163

		$23,657,429

Electrical Equipment — 6.1%
ABB, Ltd.	32,798	$533,569
Areva T&D India, Ltd.	981,367	6,421,507
Bharat Heavy Electricals, Ltd.	485,802	23,397,762
Crompton Greaves, Ltd.	1,846,205	11,984,078

		$42,336,916

1

Security	Shares	Value
Gas Utilities — 2.0%
Gail India, Ltd.	1,864,703	$13,876,928

		$13,876,928

Hotels, Restaurants & Leisure — 0.8%
Mahindra Holidays & Resorts India, Ltd.(1)	800,033	$5,852,440

		$5,852,440

Household Products — 0.7%
Hindustan Unilever, Ltd.	885,976	$4,824,047

		$4,824,047

Industrial Conglomerates — 3.2%
Jaiprakash Associates, Ltd.	3,458,683	$16,961,172
Max India, Ltd.(1)	1,404,240	5,365,891

		$22,327,063

IT Services — 9.1%
Infosys Technologies, Ltd.	599,115	$28,595,207
Mphasis, Ltd.	749,001	10,328,207
Tata Consultancy Services, Ltd.	1,872,912	24,093,577

		$63,016,991

Machinery — 3.2%
Ashok Leyland, Ltd.	10,088,641	$8,833,636
BEML, Ltd.	616,301	13,763,235

		$22,596,871

Metals & Mining — 7.1%
Hindalco Industries, Ltd.	3,655,910	$9,767,126
Jindal Steel & Power, Ltd.	1,110,752	13,470,511
Sterlite Industries (India), Ltd.	624,090	10,039,873
Tata Steel, Ltd.	1,500,359	15,811,348

		$49,088,858

Oil, Gas & Consumable Fuels — 9.4%
Cairn India, Ltd.(1)	842,657	$4,559,929
Great Eastern Shipping Co., Ltd.	842,621	4,803,818
Oil & Natural Gas Corp., Ltd.	630,774	15,308,969
Reliance Industries, Ltd.(1)	895,035	40,754,559

		$65,427,275

Pharmaceuticals — 2.0%
Glenmark Pharmaceuticals, Ltd.	1,068,232	$5,266,123
Sun Pharmaceuticals Industries, Ltd.	295,163	8,621,168

		$13,887,291

Real Estate Management & Development — 4.7%
DLF, Ltd.	1,736,350	$15,732,048
Housing Development & Infrastructure, Ltd.(1)	1,978,882	13,166,350
Sobha Developers, Ltd.	651,615	3,540,820

		$32,439,218

Thrifts & Mortgage Finance — 3.2%
Housing Development Finance Corp.	381,307	$22,004,882

		$22,004,882

Tobacco — 1.5%
ITC, Ltd.	2,221,030	$10,716,835

		$10,716,835

Transportation Infrastructure — 0.3%
Mundra Port & Special Economic Zone, Ltd.	195,156	$2,099,875

		$2,099,875

2

Security	Shares	Value
Wireless Telecommunication Services — 4.6%
Bharti Airtel, Ltd.	2,473,756	$21,459,310
Reliance Communications, Ltd.	1,598,354	10,220,747

		$31,680,057

Total India (identified cost $551,466,579)		$642,720,940

Sri Lanka — 1.3%

Industrial Conglomerates — 1.1%
John Keells Holdings PLC	5,694,226	$7,488,487

		$7,488,487

Wireless Telecommunication Services — 0.2%
Dialog Telekom, Ltd.(1)	30,080,680	$1,696,974

		$1,696,974

Total Sri Lanka (identified cost $14,466,425)		$9,185,461

Total Common Stocks (identified cost $565,933,004)		$651,906,401

Index Funds — 1.5%

Security	Shares	Value
India — 1.5%
Banking Index Benchmark Exchange Traded Scheme - Bank BeES	570,000	$10,484,303

Total India (identified cost $9,715,268)		$10,484,303

Total Index Funds (identified cost $9,715,268)		$10,484,303

Short-Term Investments — 1.0%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/1/09	$7,193	$7,192,915

Total Short-Term Investments (identified cost $7,192,915)		$7,192,915

Total Investments — 96.3% (identified cost $582,841,187)		$669,583,619

Other Assets, Less Liabilities — 3.7%		$25,430,871

Net Assets — 100.0%		$695,014,490

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

3

The Portfolio did not have any open financial instruments at September 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$583,006,652

Gross unrealized appreciation	$158,689,689
Gross unrealized depreciation	(72,112,722)

Net unrealized appreciation	$86,576,967

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total
Common Stocks
Consumer Discretionary	$—	$27,824,594		$—	$27,824,594
Consumer Staples	—	19,975,046		—	19,975,046
Energy	—	65,427,276		—	65,427,276
Financials	—	187,877,354		—	187,877,354
Health Care	—	13,887,292		—	13,887,292
Industrials	7,488,487	142,929,125		—	150,417,612
Information Technology	—	63,016,991		—	63,016,991
Materials	—	49,088,858		—	49,088,858
Telecommunication Services	—	36,857,022		—	36,857,022
Utilities	—	37,534,356		—	37,534,356

Total Common Stocks	$7,488,487	$644,417,914	*	$—	$651,906,401

Index Funds	10,484,303	—		—	10,484,303
Short-Term Investments	—	7,192,915		—	7,192,915

Total Investments	$17,972,790	$651,610,829		$—	$669,583,619

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater India Portfolio

By:	/s/ Hon. Robert Lloyd George

Hon. Robert Lloyd George
President

Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George

Hon. Robert Lloyd George
President

Date:	November 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	November 23, 2009